Liquidity, Going Concern and Management Plans (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Cash	$ 81		$ 7,624	$ 31
Working capital deficit	(31,400)		(49,600)
Accumulated deficit	(111,593)		(56,123)	(21,763)
Net loss	$ (55,470)	$ (3,466)	(34,360)	$ (10,610)
Fubo Tv [Member]
Net loss			$ 173,700